RELATED PARTY TRANSACTIONS - Schedule of Balances and Transactions Between Members of the Lloyds Bank Group (Details) - Balances and transactions between members of the Lloyds Bank Group - GBP (£)
£ in Millions
	Dec. 31, 2021	Dec. 31, 2020
Assets, included within:
Financial assets at fair value through profit or loss	£ 3,404	£ 1,203
Derivative financial instruments	3,299	7,077
Financial assets at amortised cost: due from fellow Lloyds Banking Group undertakings	107,907	128,241
Total financial assets	114,610	136,521
Liabilities, included within:
Due to fellow Lloyds Banking Group undertakings	21,540	33,170
Financial liabilities at fair value through profit or loss	0	0
Derivative financial instruments	2,508	4,738
Debt securities in issue	59	20
Total financial liabilities	£ 24,107	£ 37,928